CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED NOVBEMBER 7, 2016 TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

Effective November 2, 2016 the Trust's Board of Trustees approved the election of Gino Malaspina as Secretary to the Trust in place of Adam R. Waldstein, who resigned as Secretary of the Trust. All other Trust Officers remain the same.

The table in the sub-section entitled "Principal Officers of the Trust." in the section entitled "BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS" on Page 31 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Francis S.M. Chou Born: 1956	President and Principal Executive Officer	Since 2010	Chief Executive Officer, Chou America Management Inc., since 2010; Chief Executive Officer, Chou Associates Management Inc., since 1986.
Michael J. McKeen Born: 1971	Treasurer and Principal Financial Officer	Since 2010	Senior Vice President, Atlantic, since 2008.
Dennis Mason Born: 1967	Chief Compliance Officer	Since 2013	Fund Compliance Officer, Atlantic, since 2013; Senior Specialist, Atlantic, 2011-2013; Senior Analyst, Atlantic, 2008-2011.
Gino Malaspina Born: 1968	Secretary	Since 2016
Senior Counsel, Atlantic, since June 2014; Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC, 2010-2014; and Associate, Stradley Ronon Stevens & Young, LLP, 2009-2010.

Zachary Tackett Born: 1988	Vice President, and Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic, since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Timothy Bowden Born: 1969	Vice President	Since 2010	Manager, Atlantic since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic, since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic, since 2013; Senior Fund Accountant, Atlantic, 2008-2013.

For more information, please contact the Fund at (877) 682-6352 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.